Schedule of Weighted Average Shares Outstanding - Basic and Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Weighted average shares outstanding - basic	2,921,648	2,772,867
Weighted average shares outstanding - diluted	2,921,648	2,772,867